Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue	$ 68,330	$ 42,538
Cost of goods Sold	(45,237)	(35,316)
Inventory write-down		(262,686)
Total Cost of Revenue	(45,237)	(298,002)
Gross Profit	23,093	(255,464)
General and administrative expenses	(35,207,198)	(10,924,808)
Selling and Distribution expenses	(78,371)	(181,195)
Depreciation and Amortisation	(134,101)	(38,343)
Operating loss	(35,396,577)	(11,399,810)
Other income, net	360,339	1,330
Finance Expenses	(20,701)	(57,652)
Loss before income taxes	(35,056,939)	(11,456,132)
Income tax expense/benefit		(26,162)
Net loss attributable to common stockholders	(35,056,939)	(11,482,294)
Loss attributable to Common Stock holders of Parent Company	(35,007,627)	(11,427,935)
Loss attributable to non-controlling interests	$ (49,312)	$ (54,359)
Loss per share attributable to common stockholders, Basic	$ (0.25)	$ (4.23)
Loss per share attributable to common stockholders, Diluted	$ (0.25)	$ (4.23)
Weighted-average number of shares used in computing loss per share amounts, Basic	141,629,921	20,763,518
Weighted-average number of shares used in computing loss per share amounts, Diluted	141,629,921	20,763,518
Foreign currency translation adjustments	$ (37,162)	$ 5,286
Remeasurements of the net defined benefit liability / asset, net	2,812	(2,048)
Comprehensive income	(35,091,289)	(11,479,056)
Loss attributable to Common Stock holders of Parent Company	(35,041,977)	(11,424,697)
Loss attributable to non-controlling interests	$ (49,312)	$ (54,359)